BALANCE SHEET COMPONENTS - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Employee payables	$ 14,482	$ 15,191
Other short-term liabilities	35,014	1,902
Total accrued expenses and other liabilities	$ 49,496	$ 17,093